Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment, Product and Geographic Information
Schedule of segment reporting

	Year Ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$804,840	140,588	945,428
Segment operating income (loss)	$75,282	(32,070)	43,212
Non operating income, net			1,181
Consolidated profit before income taxes			$44,393
Significant noncash items:
Share-based compensation	$1,608	1,055	2,663
Depreciation and amortization	$8,601	11,721	20,322

	Year Ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$751,326	155,476	906,802
Segment operating income (loss)	$92,699	(24,478)	68,221
Non operating income, net			9,114
Consolidated profit before income taxes			$77,335
Significant noncash items:
Share-based compensation	$697	550	1,247
Depreciation and amortization	$11,115	11,239	22,354

	Year Ended December 31, 2025
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Segment revenues	$665,797	166,376	832,173
Segment operating income (loss)	$61,737	(17,611)	44,126
Non operating income, net			10,741
Consolidated profit before income taxes			$54,867
Significant noncash items:
Share-based compensation	$391	339	730
Depreciation and amortization	$13,524	9,025	22,549

Schedule of segment revenues in geographic region

	For the year ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$632,363	88,395	720,758
Taiwan	119,289	22,494	141,783
Korea	22,584	4,813	27,397
Japan	27,763	9,034	36,797
America	2,841	11,309	14,150
Mexico	—	627	627
Others	—	3,916	3,916
	$804,840	140,588	945,428

	For the year ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$567,137	98,421	665,558
Taiwan	116,145	22,183	138,328
Korea	51,672	10,015	61,687
Japan	16,372	8,203	24,575
America	—	12,545	12,545
Mexico	—	2,807	2,807
Others	—	1,302	1,302
	$751,326	155,476	906,802

	For the year ended December 31, 2025
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$516,096	97,722	613,818
Taiwan	98,969	23,557	122,526
Korea	39,460	10,128	49,588
Japan	11,272	3,687	14,959
America	—	21,345	21,345
Mexico	—	4,847	4,847
Others	—	5,090	5,090
	$665,797	166,376	832,173

Schedule of segment revenues from major product lines

	For the year ended December 31, 2023
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$175,666	—	175,666
Display drivers for small and medium-sized applications	629,174	—	629,174
Non-driver products	—	140,588	140,588
	$804,840	140,588	945,428

	For the year ended December 31, 2024
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$125,936	—	125,936
Display drivers for small and medium-sized applications	625,390	—	625,390
Non-driver products	—	155,476	155,476
	$751,326	155,476	906,802

	For the year ended December 31, 2025
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
Display drivers for large-sized applications	$90,665	—	90,665
Display drivers for small and medium-sized applications	575,132	—	575,132
Non-driver products	—	166,376	166,376
	$665,797	166,376	832,173

Schedule of carrying values of company's tangible long-lived assets

	December 31,	December 31,
	2024	2025

	(in thousands)
Taiwan	$117,784	116,829
U.S.	1,433	1,299
China	1,688	1,392
Korea	286	476
Japan	89	35
	$121,280	120,031

Schedule of revenues from significant customers

	Year ended December 31,
	2023	2024	2025

	(in thousands)
Driver IC segment:
Customer A and its affiliates	$234,581	207,725	176,457
Customer C	102,719	73,696	61,701
	$337,300	281,421	238,158
Non-driver products segment:
Customer A and its affiliates	$36,770	31,276	23,648
Customer C	1,120	1,868	3,054
	$37,890	33,144	26,702

Schedule of accounts receivable from significant customers

	December 31,	December 31,
	2024	2025

	(in thousands)
Customer A and its affiliates	$69,006	57,804
Customer C	20,521	12,122
	$89,527	69,926

Schedule of contract liabilities in relation to revenue from contracts with customers

	December 31,	December 31,
	2024	2025

	(in thousands)
Contract liabilities-current	$10,622	3,322